FAIR VALUE OPTION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value Option Aggregate Differences [Abstract]
Difference between the aggregate fair value and the aggregate unpaid principal balance of loans	$ 2.1	$ 3.8